WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 110.7%
COMMUNICATION SERVICES - 18.7%
Diversified Telecommunication Services - 3.6%
CenturyLink Inc., Senior Secured Notes	4.000%	2/15/27	1,050,000	$1,026,375	(a)
Orange SA, Senior Notes	9.000%	3/1/31	600,000	912,452
Telefonica Emisiones SA, Senior Notes	5.134%	4/27/20	2,000,000	2,000,169
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	580,000	645,347
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	500,000	569,888
Windstream Services LLC/ Windstream Finance Corp., Secured Notes	10.500%	6/30/24	970,000	48,500	*(a)(b)

Total Diversified Telecommunication Services				5,202,731

Entertainment - 1.2%
Netflix Inc., Senior Notes	5.875%	11/15/28	410,000	440,360
Netflix Inc., Senior Notes	6.375%	5/15/29	310,000	339,528
TWDC Enterprises 18 Corp., Senior Notes	3.000%	2/13/26	500,000	520,498
Walt Disney Co., Senior Notes	8.875%	4/26/23	400,000	478,353

Total Entertainment				1,778,739

Interactive Media & Services - 0.4%
Twitter Inc., Senior Notes	3.875%	12/15/27	590,000	571,932	(a)

Media - 9.2%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	1,560,000	1,557,192	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	430,000	450,661	(a)
Cable Onda SA, Senior Notes	4.500%	1/30/30	590,000	522,474	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	350,000	352,853	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	410,000	413,300	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	1,000,000	1,024,976

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2020 Quarterly Report	1

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	420,000	$500,028
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	1,130,000	1,368,658
Comcast Corp., Senior Notes	3.700%	4/15/24	1,000,000	1,075,134
Comcast Corp., Senior Notes	7.050%	3/15/33	1,000,000	1,409,530
DISH DBS Corp., Senior Notes	5.875%	11/15/24	1,160,000	1,135,356
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,180,000	1,218,999
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	720,000	886,035
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	430,000	418,710	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	770,000	786,915	(a)

Total Media				13,120,821

Wireless Telecommunication Services - 4.3%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	450,000	476,849	(a)
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	610,000	645,856	(a)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	201,000	218,462	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	560,000	607,104	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	420,000	482,055
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	30,000	39,841
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	260,000	261,053
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	280,000	310,229
Sprint Corp., Senior Notes	7.875%	9/15/23	760,000	838,915
Sprint Corp., Senior Notes	7.250%	2/1/28	1,220,000	1,230,675	(a)
VEON Holdings BV, Senior Notes	5.950%	2/13/23	570,000	587,100	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	500,000	529,156

Total Wireless Telecommunication Services				6,227,295

TOTAL COMMUNICATION SERVICES				26,901,518

See Notes to Schedule of Investments.

2	Western Asset Premier Bond Fund 2020 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONSUMER DISCRETIONARY - 7.5%
Auto Components - 1.3%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	580,000		$401,607	(a)
Adient US LLC, Senior Secured Notes	7.000%	5/15/26	340,000		316,411	(a)
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	450,000		350,344
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	150,000		114,364
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	790,000		737,826	(a)

Total Auto Components					1,920,552

Automobiles - 1.5%
Daimler Finance North America LLC, Senior Notes	8.500%	1/18/31	1,000,000		1,353,617
General Motors Co., Senior Notes	4.200%	10/1/27	750,000		621,064
General Motors Co., Senior Notes	6.600%	4/1/36	140,000		122,145

Total Automobiles					2,096,826

Diversified Consumer Services - 0.4%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	430,000		426,148	(a)
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	210,000		181,912	(a)

Total Diversified Consumer Services					608,060

Hotels, Restaurants & Leisure - 1.9%
Marston’s Issuer PLC, Secured Notes (3 mo. GBP LIBOR + 2.550%)	3.275%	7/15/35	540,000	GBP	551,679	(c)(d)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	380,000		330,286	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	1,210,000	GBP	714,588	(c)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	348,000		298,843	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	130,000		76,786	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	980,000		721,966	(a)

Total Hotels, Restaurants & Leisure					2,694,148

Household Durables - 0.4%
Lennar Corp., Senior Notes	5.000%	6/15/27	430,000		397,123
Lennar Corp., Senior Notes	4.750%	11/29/27	250,000		250,763

Total Household Durables					647,886

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2020 Quarterly Report	3

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Specialty Retail - 1.7%
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	660,000	EUR	$375,636	(c)
Party City Holdings Inc., Senior Notes	6.125%	8/15/23	300,000		72,000	(a)
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	320,000		33,600	(a)
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	1,710,000		1,697,175	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.500%	11/1/23	100,000		90,750
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	170,000		139,826

Total Specialty Retail					2,408,987

Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	450,000		443,547	(a)

TOTAL CONSUMER DISCRETIONARY					10,820,006

CONSUMER STAPLES - 3.9%
Beverages - 1.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.700%	2/1/36	540,000		567,376
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,000,000		1,056,415

Total Beverages					1,623,791

Food & Staples Retailing - 1.3%
CVS Pass-Through Trust	5.789%	1/10/26	266,683		295,724	(a)
CVS Pass-Through Trust	7.507%	1/10/32	341,705		444,237	(a)
CVS Pass-Through Trust, Secured Trust	5.880%	1/10/28	315,122		366,598
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	334,617		417,056
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	326,657		354,657

Total Food & Staples Retailing					1,878,272

Food Products - 0.9%
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	200,000		199,414
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	70,000		70,963	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	1,090,000		1,092,125	(a)

Total Food Products					1,362,502

See Notes to Schedule of Investments.

4	Western Asset Premier Bond Fund 2020 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tobacco - 0.6%
Altria Group Inc., Senior Notes	4.800%	2/14/29	500,000	$521,480
Reynolds American Inc., Senior Notes	5.850%	8/15/45	260,000	280,598

Total Tobacco				802,078

TOTAL CONSUMER STAPLES				5,666,643

ENERGY - 21.6%
Oil, Gas & Consumable Fuels - 21.6%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	570,000	329,164
Apache Corp., Senior Notes	4.250%	1/15/44	250,000	108,681
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	990,000	747,787	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	950,000	559,115	(a)
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	200,000	34,000
Conoco Phillips Canada Funding Co., Senior Notes	7.400%	12/1/31	450,000	584,487
Continental Resources Inc., Senior Notes	3.800%	6/1/24	270,000	139,240
Continental Resources Inc., Senior Notes	4.375%	1/15/28	500,000	232,082
Continental Resources Inc., Senior Notes	4.900%	6/1/44	250,000	109,392
Ecopetrol SA, Senior Notes	5.875%	9/18/23	45,000	44,943
Ecopetrol SA, Senior Notes	4.125%	1/16/25	2,260,000	2,124,976
Ecopetrol SA, Senior Notes	5.375%	6/26/26	750,000	735,407
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,510,000	2,249,751
EOG Resources Inc., Senior Notes	3.150%	4/1/25	2,250,000	2,205,480
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	770,000	741,365	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	190,000	220,441
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	1,500,000	1,535,037
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	1,000,000	1,017,262	(a)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	290,000	183,969	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	316,000	147,732	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	400,000	200,648	(a)
Montage Resources Corp., Senior Notes	8.875%	7/15/23	680,000	464,080
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	490,000	491,302	(a)

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2020 Quarterly Report	5

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Noble Energy Inc., Senior Notes	5.050%	11/15/44	500,000	$309,751
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	520,000	148,200
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	33,000	6,765
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	517,000	109,862
Occidental Petroleum Corp., Senior Notes	3.500%	6/15/25	350,000	179,384
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	750,000	397,372
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	250,000	113,148
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	1,250,000	541,731
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	310,000	299,460
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	1,460,000	1,422,113
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	1,300,000	1,233,115
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	920,000	898,431
Range Resources Corp., Senior Notes	5.000%	3/15/23	280,000	206,492
Range Resources Corp., Senior Notes	4.875%	5/15/25	190,000	114,475
Range Resources Corp., Senior Notes	9.250%	2/1/26	1,365,000	826,678	(a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	350,000	211,096	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	440,000	408,149
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	1,850,000	1,575,482
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.750%	3/15/24	500,000	443,735
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	250,000	215,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	20,000	16,250

See Notes to Schedule of Investments.

6	Western Asset Premier Bond Fund 2020 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,000,000	$1,140,625
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,750,000	1,666,967	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	300,000	218,553	(a)
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,580,000	806,432
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	620,000	271,259
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	350,000	136,159
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	100,000	40,097
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	380,000	158,430
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	470,000	435,105
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	60,000	54,959
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	443,000	515,725
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	39,000	42,441
WPX Energy Inc., Senior Notes	8.250%	8/1/23	210,000	156,186
YPF SA, Senior Notes	8.750%	4/4/24	150,000	85,687	(a)
YPF SA, Senior Notes	8.500%	7/28/25	800,000	419,796	(a)

TOTAL ENERGY				31,031,451

FINANCIALS - 28.5%
Banks - 23.1%
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	350,000	354,954	(d)(e)
Bank of America Corp., Senior Notes	5.000%	5/13/21	1,100,000	1,130,597
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,200,000	2,343,754
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	610,000	651,851	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	4,750,000	4,861,577
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	550,000	510,452	(d)(e)

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2020 Quarterly Report	7

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Barclays PLC, Subordinated Notes	5.200%	5/12/26	1,000,000	$1,029,454
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/18/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	950,000	793,796	(a)(d)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	510,000	487,404	(a)(d)(e)
BPCE SA, Subordinated Notes	5.150%	7/21/24	1,000,000	1,056,047	(a)
CIT Group Inc., Senior Notes	5.250%	3/7/25	312,000	306,152
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	900,000	872,501	(d)(e)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	500,000	472,973	(d)(e)
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	500,000	508,435
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	800,000	820,324
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,000,000	1,205,879
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,080,000	1,119,175	(a)(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	400,000	379,334	(d)(e)
HSBC Holdings PLC, Junior
Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,130,000	1,057,471	(d)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,320,000	1,295,370	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,070,000	2,020,736	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	2,600,000	2,575,807	(d)(e)

See Notes to Schedule of Investments.

8	Western Asset Premier Bond Fund 2020 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	400,000	$407,878	(d)(e)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	500,000	628,665
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	1,500,000	1,534,529
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	140,000	152,023
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	450,000	441,146	(d)(e)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	150,000	157,528
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	1,330,000	1,364,601
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,000,000	1,145,445	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	740,000	703,357	(a)(d)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	750,000	768,428

Total Banks				33,157,643

Capital Markets - 3.5%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	1,350,000	1,226,063	(a)(d)(e)
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	800,000	826,293
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,750,000	1,779,496
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,250,000	1,175,869	(a)(d)(e)

Total Capital Markets				5,007,721

Diversified Financial Services - 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	230,000	192,143

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2020 Quarterly Report	9

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
Ahold Lease USA Inc. Pass-Through- Trust, Senior Secured Notes	8.620%	1/2/25	374,226	$374,595
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	1,180,000	768,770	(a)(f)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	700,000	645,144

Total Diversified Financial Services				1,980,652

Insurance - 0.5%
MetLife Inc., Junior Subordinated Notes	10.750%	8/1/39	500,000	696,888

TOTAL FINANCIALS				40,842,904

HEALTH CARE - 9.2%
Health Care Providers & Services - 4.1%
Centene Corp., Senior Notes	4.750%	1/15/25	810,000	817,083
Centene Corp., Senior Notes	4.250%	12/15/27	240,000	236,532	(a)
Centene Corp., Senior Notes	4.625%	12/15/29	370,000	373,904	(a)
DaVita Inc., Senior Notes	5.125%	7/15/24	210,000	210,684
DaVita Inc., Senior Notes	5.000%	5/1/25	250,000	251,236
HCA Inc., Senior Secured Notes	4.500%	2/15/27	1,000,000	1,031,415
HCA Inc., Senior Secured Notes	4.125%	6/15/29	550,000	552,792
Humana Inc., Senior Notes	3.950%	3/15/27	1,200,000	1,220,376
LifePoint Health Inc., Senior Secured Notes	4.375%	2/15/27	180,000	170,910	(a)
Magellan Health Inc., Senior Notes	4.900%	9/22/24	1,015,000	942,676

Total Health Care Providers & Services				5,807,608

Pharmaceuticals - 5.1%
Allergan Funding SCS, Senior Notes	3.800%	3/15/25	500,000	512,801
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	1,490,000	1,476,970	(a)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	780,000	862,898	(a)
Bristol-Myers Squibb Co., Senior Notes	4.625%	5/15/44	250,000	319,669	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	575,000	530,242
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	330,000	319,206
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	1,550,000	1,488,992

See Notes to Schedule of Investments.

10	Western Asset Premier Bond Fund 2020 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,046,000	$961,007
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	760,000	751,446
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	180,000	152,987

Total Pharmaceuticals				7,376,218

TOTAL HEALTH CARE				13,183,826

INDUSTRIALS - 8.2%
Aerospace & Defense - 1.0%
Boeing Co., Senior Notes	3.200%	3/1/29	820,000	757,173
Boeing Co., Senior Notes	6.125%	2/15/33	600,000	658,878

Total Aerospace & Defense				1,416,051

Airlines - 1.5%
America West Airlines Inc. Pass-Through Trust	8.057%	7/2/20	740,755	744,307
Continental Airlines Pass-Through Trust	8.048%	11/1/20	89,392	83,962
Continental Airlines Pass-Through Trust, Senior Secured Trust	6.703%	6/15/21	70,059	69,438
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	51,118	52,592
United Airlines Pass-Through Trust	4.750%	4/11/22	206,417	198,990
US Airways Pass-Through Trust	7.125%	10/22/23	985,223	1,066,220

Total Airlines				2,215,509

Building Products - 1.5%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	1,870,000	1,714,729	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	511,000	474,166	(a)

Total Building Products				2,188,895

Industrial Conglomerates - 0.2%
General Electric Co., Junior Subordinated Notes (5.000% to 1/21/21 then 3 mo. USD LIBOR + 3.330%)	5.000%	1/21/21	260,000	214,987	(d)(e)

Machinery - 0.1%
Allison Transmission Inc., Senior Notes	5.000%	10/1/24	140,000	136,846	(a)

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2020 Quarterly Report	11

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Professional Services - 0.7%
IHS Markit Ltd., Senior Notes	5.000%	11/1/22	1,000,000	$1,054,391	(a)

Trading Companies & Distributors - 3.2%
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	1,950,000	1,794,000	(a)
Beacon Roofing Supply Inc., Senior Notes	4.875%	11/1/25	380,000	345,327	(a)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	1,180,000	1,121,649
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	1,060,000	1,081,783
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	160,000	162,692
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	110,000	107,310

Total Trading Companies & Distributors				4,612,761

TOTAL INDUSTRIALS				11,839,440

INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.1%
CommScope Inc., Senior Notes	8.250%	3/1/27	170,000	164,807	(a)

IT Services - 0.4%
DXC Technology Co., Senior Notes	7.450%	10/15/29	500,000	592,836

Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	500,000	480,212

Technology Hardware, Storage & Peripherals - 1.3%
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	1,220,000	1,215,441
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	260,000	256,715
Western Digital Corp., Senior Notes	4.750%	2/15/26	430,000	438,062

Total Technology Hardware, Storage & Peripherals				1,910,218

TOTAL INFORMATION TECHNOLOGY				3,148,073

MATERIALS - 6.7%
Chemicals - 1.0%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	920,000	821,381	(c)
Braskem Finance Ltd., Senior Notes	5.375%	5/2/22	230,000	219,580	(a)
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	500,000	403,901	(a)

Total Chemicals				1,444,862

Containers & Packaging - 1.3%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	640,000	553,248	(a)(f)

See Notes to Schedule of Investments.

12	Western Asset Premier Bond Fund 2020 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - (continued)
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	760,000	$767,828	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	500,000	482,325	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	50,000	52,437

Total Containers & Packaging				1,855,838

Metals & Mining - 3.1%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	300,000	293,151	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	560,000	523,908	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	650,000	595,108	(a)
Anglo American Capital PLC, Senior Notes	4.125%	9/27/22	210,000	207,329	(a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	430,000	438,809
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	410,000	347,733	(a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	220,000	205,033
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	730,000	659,044
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	210,000	182,223
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	940,000	1,046,046

Total Metals & Mining				4,498,384

Paper & Forest Products - 1.3%
Mercer International Inc., Senior Notes	7.375%	1/15/25	1,020,000	858,080
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	950,000	930,010	(a)

Total Paper & Forest Products				1,788,090

TOTAL MATERIALS				9,587,174

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	670,000	507,575
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	260,000	260,975
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	1,500,000	1,466,363

TOTAL REAL ESTATE				2,234,913

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2020 Quarterly Report	13

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
UTILITIES - 2.6%
Electric Utilities - 2.1%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,770,000	$2,309,712
Pampa Energia SA, Senior Notes	7.375%	7/21/23	700,000	469,878	(c)
Pampa Energia SA, Senior Notes	7.500%	1/24/27	320,000	215,893	(a)

Total Electric Utilities				2,995,483

Independent Power and Renewable Electricity Producers - 0.5%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	810,000	730,180	(a)

Total Utilities				3,725,663

TOTAL CORPORATE BONDS & NOTES (Cost - $161,851,954)				158,981,611

SENIOR LOANS - 12.2%
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 0.1%
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	2.739%	3/1/27	168,664	159,387	(d)(g)(h)

Media - 3.3%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	2.740%	4/30/25	3,044,496	2,937,939	(d)(g)(h)
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	2.740%	2/1/27	498,747	482,122	(d)(g)(h)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.989%	5/1/26	383,336	328,327	(d)(g)(h)
Terrier Media Buyer Inc., Term Loan (3 mo. USD LIBOR + 4.250%)	5.700%	12/17/26	1,097,250	951,179	(d)(g)(h)

Total Media				4,699,567

TOTAL COMMUNICATION SERVICES				4,858,954

CONSUMER DISCRETIONARY - 6.4%
Hotels, Restaurants & Leisure - 5.7%
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	2.739%	3/11/25	1,426,634	1,338,658	(d)(g)(h)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	2.697%	6/22/26	3,703,291	3,471,835	(d)(g)(h)

See Notes to Schedule of Investments.

14	Western Asset Premier Bond Fund 2020 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	3.489%	5/29/26	614,788	$494,026	(d)(g)(h)
Wyndham Hotels & Resorts Inc., Term Loan B (1 mo. USD LIBOR + 1.750%)	2.739%	5/30/25	3,356,091	2,953,360	(d)(g)(h)(i)

Total Hotels, Restaurants & Leisure				8,257,879

Specialty Retail - 0.7%
Michaels Stores Inc., 2018 New Replacement Term Loan B (1 mo. USD LIBOR + 2.500%)	3.500-3.568%	1/30/23	290,000	245,050	(d)(g)(h)(i)(j)
Party City Holdings Inc., 2018 Replacement Term Loan (1 mo. USD LIBOR + 2.500%)	3.490-4.100%	8/19/22	624,686	322,338	(d)(g)(h)
PetSmart Inc., Term Loan B2 (1 mo. USD LIBOR + 4.000%)	5.000%	3/11/22	396,785	382,402	(d)(g)(h)

Total Specialty Retail				949,790

TOTAL CONSUMER DISCRETIONARY				9,207,669

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Chesapeake Energy Corp., Term Loan A (1 mo. USD LIBOR + 8.000%)	9.000%	6/24/24	1,260,000	511,560	(d)(g)(h)
FINANCIALS - 0.5%
Diversified Financial Services - 0.5%
Finco I LLC, 2018 Replacement Term Loan (1 mo. USD LIBOR + 2.000%)	2.989%	12/27/22	750,000	690,000	(d)(g)(h)
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	5.489%	8/6/26	458,850	390,022	(d)(g)(h)(j)
INFORMATION TECHNOLOGY - 1.1%
Software - 1.1%
Dell International LLC, Refinancing Term Loan B1 (1 mo. USD LIBOR + 2.000%)	2.990%	9/19/25	1,721,542	1,656,266	(d)(g)(h)(i)

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2020 Quarterly Report	15

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
UTILITIES - 0.1%
Electric Utilities - 0.1%
Panda Temple Power LLC, Second
Lien Term Loan (1 mo. USD LIBOR + 8.000% PIK)	9.000%	2/7/23	172,388		$167,109	(d)(f)(g)(h)(j)

TOTAL SENIOR LOANS (Cost - $19,485,566)					17,481,580

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 9.5%
U.S. Government Obligations - 9.5%
U.S. Treasury Notes	1.375%	1/31/21	1,500,000		1,516,523
U.S. Treasury Notes	2.250%	4/30/21	1,000,000		1,023,281
U.S. Treasury Notes	1.375%	5/31/21	2,000,000		2,030,078	(k)
U.S. Treasury Notes	1.750%	7/31/21	1,100,000		1,123,182
U.S. Treasury Notes	1.375%	1/31/22	750,000		766,040
U.S. Treasury Notes	1.625%	5/31/23	1,250,000		1,302,246	(k)
U.S. Treasury Notes	2.750%	8/31/23	1,400,000		1,515,883	(k)
U.S. Treasury Notes	2.875%	9/30/23	2,500,000		2,724,121	(k)
U.S. Treasury Notes	2.125%	3/31/24	1,500,000		1,606,582	(k)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $12,958,304)					13,607,936

SOVEREIGN BONDS - 4.8%
Argentina - 0.4%
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	690,000		205,620
Argentine Republic Government International Bond, Senior Notes	4.625%	1/11/23	680,000		201,287
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	410,000		127,100	(a)

Total Argentina					534,007

Brazil - 0.7%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	900,000	BRL	181,508
Brazil Notas do Tesouro Nacional
Serie F, Notes	10.000%	1/1/23	3,800,000	BRL	813,764

Total Brazil					995,272

Indonesia - 2.8%
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	300,000		309,593	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	300,000		303,890	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	2,420,000		2,397,828

See Notes to Schedule of Investments.

16	Western Asset Premier Bond Fund 2020 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - (continued)
Indonesia Treasury Bond, Senior Notes	8.250%	7/15/21	2,696,000,000	IDR	$170,637
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	14,227,000,000	IDR	888,599

Total Indonesia					4,070,547

Mexico - 0.3%
Mexico Government International Bond, Senior Notes	3.750%	1/11/28	500,000		499,630

Russia - 0.6%
Russian Federal Bond - OFZ	7.750%	9/16/26	61,630,000	RUB	834,775

TOTAL SOVEREIGN BONDS (Cost - $7,624,441)					6,934,231

ASSET-BACKED SECURITIES - 3.1%
American Home Mortgage Investment Trust, 2007-A 4A (1 mo. USD LIBOR + 0.900%)	1.847%	7/25/46	472,064		190,775	(a)(d)
Argent Securities Inc., Asset-Backed Pass-Through Certificates, 2003-W3 M1 (1 mo. USD LIBOR + 1.125%)	2.072%	9/25/33	32,125		26,002	(d)
Bayview Financial Asset Trust, 2007- SR1A M1 (1 mo. USD LIBOR + 0.800%)	2.461%	3/25/37	484,187		438,243	(a)(d)
Bayview Financial Asset Trust, 2007- SR1A M4 (1 mo. USD LIBOR + 1.500%)	3.161%	3/25/37	50,088		46,482	(a)(d)
Bear Stearns Asset Backed Securities Trust, 2006-SD3 1PO, STRIPS, PO	0.000%	8/25/36	220,888		165,525
CWABS Asset Backed Notes Trust, 2007-SEA2 1A1 (1 mo. USD LIBOR + 1.000%)	1.947%	8/25/47	7,052		6,733	(a)(d)
Financial Asset Securities Corp. AAA Trust, 2005-1A 1A3B (1 mo. USD LIBOR + 0.410%)	1.369%	2/27/35	247,424		207,832	(a)(d)
Firstfed Corp. Manufactured
Housing Contract, 201996-1 B	8.060%	10/15/22	177,679		62	(a)
GSAMP Trust, 2003-SEA2 A1	5.421%	7/25/33	604,997		580,312
Indymac Manufactured Housing Contract Pass-Through Certificates, 1997-1 A5	6.970%	2/25/28	32,423		32,452

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2020 Quarterly Report	17

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Morgan Stanley ABS Capital I Inc. Trust, 2004-HE7 (1 mo. USD LIBOR + 0.900%)	1.847%	8/25/34	1,215,870	$1,118,472	(d)
Morgan Stanley ABS Capital I Inc. Trust Series, 2003-SD1 A1 (1 mo. USD LIBOR + 1.000%)	1.947%	3/25/33	8,649	7,689	(d)
Oakwood Mortgage Investors Inc., 2002-B A3	6.060%	6/15/32	66,392	62,769	(d)
Origen Manufactured Housing Contract Trust, 2006-A A2	3.799%	10/15/37	760,268	685,626	(d)
Origen Manufactured Housing Contract Trust, 2007-A A2	4.355%	4/15/37	1,021,897	928,431	(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $4,117,364)				4,497,405

COLLATERALIZED MORTGAGE OBLIGATIONS(L) - 1.3%
Banc of America Funding Trust, 2004-B 6A1	2.529%	12/20/34	185,510	132,353	(d)
Bear Stearns ALT-A Trust, 2004-3 A1 (1 mo. USD LIBOR + 0.640%)	1.587%	4/25/34	110,700	102,134	(d)
CHL Mortgage Pass-Through Trust, 2005-7 1A1 (1 mo. USD LIBOR + 0.540%)	1.487%	3/25/35	342,224	302,658	(d)
Fannie Mae Trust, 2004-W15 1A2	6.500%	8/25/44	87,822	103,680
HarborView Mortgage Loan Trust, 2004-10 4A	3.829%	1/19/35	66,420	57,390	(d)
Impac CMB Trust Series, 2004-10 2A (1 mo. USD LIBOR + 0.640%)	1.587%	3/25/35	107,814	87,172	(d)
Impac CMB Trust Series, 2005-2 2A2 (1 mo. USD LIBOR + 0.800%)	1.747%	4/25/35	32,889	27,982	(d)
MAFI II Remic Trust 1998-B, 201998-BI B1	6.653%	11/20/24	231,487	208,119	(d)
MERIT Securities Corp., 2011PA 3A1 (1 mo. USD LIBOR + 0.620%)	2.455%	4/28/27	40,030	37,924	(a)(d)
MERIT Securities Corp., 2011PA B3 (1 mo. USD LIBOR + 2.250%)	4.743%	9/28/32	505,576	379,478	(a)(d)
Prime Mortgage Trust, 2005-2 2XB, IO	1.743%	10/25/32	1,193,154	89,792	(d)
Prime Mortgage Trust, 2005-5 1X, IO	1.111%	7/25/34	1,698,414	64,471	(d)
RAMP Series Trust, 2005-SL2 APO, STRIPS, PO	0.000%	2/25/32	3,077	2,604
Regal Trust IV (11th District Cost of Funds + 1.500%)	2.535%	9/29/31	1,666	1,499	(a)(d)

See Notes to Schedule of Investments.

18	Western Asset Premier Bond Fund 2020 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. USD LIBOR + 0.680%)	2.599%	6/20/33	8,550		$7,637	(d)
Sequoia Mortgage Trust, 2004-10 A1A (1 mo. USD LIBOR + 0.620%)	1.393%	11/20/34	7,334		6,297	(d)
Structured Asset Securities Corp., 1998-RF2 A	4.739%	7/15/27	99,451		96,274	(a)(d)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2003-9A 2A2	3.630%	3/25/33	53,927		51,825	(d)
WaMu Mortgage Pass-Through Certificates Series Trust, 2004-AR6 A (1 mo. USD LIBOR + 0.420%)	1.367%	5/25/44	102,429		100,133	(d)
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, 2004-RA1 2A	7.000%	3/25/34	5,813		5,936

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,619,799)					1,865,358

CONVERTIBLE BONDS & NOTES - 0.7%
COMMUNICATION SERVICES - 0.7%
Media - 0.7%
DISH Network Corp., Senior Notes	2.375%	3/15/24	785,000		625,056
DISH Network Corp., Senior Notes	3.375%	8/15/26	420,000		342,028

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,038,668)					967,084

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.1%
Argentina - 0.1%
Argentina Treasury Bond (Cost - $88,360)	1.000%	8/5/21	9,202,170	ARS	66,312	(m)

			SHARES
COMMON STOCKS - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Hercules Offshore Inc. (Escrow) (Cost - $752,543)			16,942		15,931	*(j)(m)

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2020 Quarterly Report	19

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	SHARES	VALUE
PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Corporate Backed Trust Certificates (Cost - $0)	7.375%	33,900	$122	*(b)(m)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $209,536,999)			204,417,570

SHORT-TERM INVESTMENTS - 2.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $3,282,966)	0.334%	3,282,966	3,282,966	(n)

TOTAL INVESTMENTS** - 144.7% (Cost - $212,819,965)			207,700,536

Liabilities in Excess of Other Assets - (44.7)%			(64,142,611)

TOTAL NET ASSETS - 100.0%			$143,557,925

See Notes to Schedule of Investments.

20	Western Asset Premier Bond Fund 2020 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

**	The entire portfolio is subject to lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The coupon payment on these securities is currently in default as of March 31, 2020.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	All or a portion of this loan is unfunded as of March 31, 2020. The interest rate for fully unfunded term loans is to be determined.

(j)	Security is valued using significant unobservable inputs (Note 1).

(k)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(l)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(m)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(n)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At March 31, 2020, the total market value of investments in Affiliated Companies was $3,282,966 and the cost was $3,282,966 (Note 2).

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2020 Quarterly Report	21

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Abbreviations used in this schedule:

ARS	—	Argentine Peso
BRL	—	Brazilian Real
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
IDR	—	Indonesian Rupiah
IO	—	Interest Only
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
PO	—	Principal Only
RUB	—	Russian Ruble
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar

At March 31, 2020, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Deutsche Bank AG	0.520%	3/25/2020	6/5/2020	$2,010,000	U.S. Government & Agency Obligations	$2,030,078
Deutsche Bank AG	0.720%	3/13/2020	6/5/2020	7,071,750	U.S. Government & Agency Obligations	7,148,832

				$9,081,750		$9,178,910

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

At March 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	1,673,090	GBP	1,273,247	Barclays Bank PLC	4/17/20	$91,029
USD	189,769	EUR	170,000	BNP Paribas SA	4/17/20	2,154
USD	392,985	EUR	352,000	BNP Paribas SA	4/17/20	4,513
USD	223,742	GBP	175,000	BNP Paribas SA	4/17/20	6,298
USD	100,196	EUR	89,680	Goldman Sachs Group Inc.	4/17/20	1,224
USD	25,005	EUR	22,348	JPMorgan Chase & Co.	4/17/20	341

Total						$105,559

Abbreviations used in this table:

EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar

See Notes to Schedule of Investments.

22	Western Asset Premier Bond Fund 2020 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2020 Quarterly Report	23

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Premier Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified closed-end management investment company. The Fund commenced investment operations on March 28, 2002. The Fund’s investment objective is to provide current income and capital appreciation by investing primarily in a diversified portfolio of investment grade bonds.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

24

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

25

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$158,981,611	—	$158,981,611
Senior Loans:
Consumer Discretionary	—	8,962,619	$245,050	9,207,669
Health Care	—	—	390,022	390,022
Utilities	—	—	167,109	167,109
Other Senior Loans	—	7,716,780	—	7,716,780
U.S. Government & Agency Obligations	—	13,607,936	—	13,607,936
Sovereign Bonds	—	6,934,231	—	6,934,231
Asset-Backed Securities	—	4,497,405	—	4,497,405
Collateralized Mortgage Obligations	—	1,865,358	—	1,865,358
Convertible Bonds & Notes	—	967,084	—	967,084
Non-U.S. Treasury Inflation Protected Securities	—	66,312	—	66,312
Common Stocks	—	—	15,931	15,931
Preferred Stocks	—	122	—	122
Total Long-Term Investments	—	203,599,458	818,112	204,417,570
Short-Term Investments†	$3,282,966	—	—	3,282,966

Total Investments	$3,282,966	$203,599,458	$818,112	$207,700,536

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$105,559	—	$105,559

Total	$3,282,966	$203,705,017	$818,112	$207,806,095

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended March 31, 2020. The following transactions were effected in shares of such company for the period ended March 31, 2020.

26

Notes to Schedule of Investments (unaudited) (cont’d)

	Affiliate Value at December 31, 2019	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$17,728,363	17,728,363	$14,445,397	14,445,397

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2020
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$3,704	—	$3,282,966

27